Employee benefits	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of employee benefits [text block]
Note 15 Employee benefits

15.1	Provisions for employee benefits

Classes of benefits and expenses by employee	12/31/2017	12/31/2016
	ThUS$	ThUS$
Current
Profit sharing and bonuses	22,421	20,998
Total	22,421	20,998

Non-current
Profit sharing and bonuses	6,487	-
Severance indemnity payments	27,445	22,532
Total	33,932	22,532

15.2       Policies on defined benefit plan

This policy is applied to all benefits received for services provided by the Company's employees.

Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months.

The Company only provides compensation and benefits to active employees, with the exemption of SQM North America, which applies the definitions under 15.4 below.

SQM maintains incentive programs for its employees based on their personal performance, the Company’s performance and other short-term and long-term indicators.

For each incentive bonus delivered to the Company’s employees, there will be a disbursement in the first quarter of the following year and this will be calculated based on profit for the period at the end of each period applying a factor obtained subsequent to each employee’s appraisal process.

Employee benefits include retention bonuses for the Company’s executives, which are linked to the Company’s share price and are paid in cash. The short-term portion is presented as a provision for current employee benefits and the long-term portion as non-current.

Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g., retirement, dismissal, voluntary retirement, incapacity or disability, death, etc.

Law No. 19,728 published on May 14, 2001 which became effective on October 1, 2002 required “Compulsory Unemployment Insurance” in favor of all dependent employees regulated by the Chilean Labor Code. Article 5 of this law established that this insurance is paid through monthly contribution payments by both the employee and the employer.

15.3	Other long-term benefits

The other long-term benefits relate to staff severance indemnities and are recorded at their actuarial value, and an executive compensation plan (see Note 16).

Staff severance indemnities at actuarial value	12/31/2017	12/31/2016
	ThUS$	ThUS$
Staff severance indemnities, Chile	25,893	21,384
Plan compensación ejecutivos	6,487	-
Other obligations in companies elsewhere	1,552	1,148
Total other non-current liabilities	33,932	22,532

The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.

Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded. The discount interest rate of expected flows to be used was
4.89
%.

Benefit payment conditions

The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of
65
for men and
60
for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1.980.

Methodology

The Company’s benefits obligation under IAS 19 Projected Benefit Obligation (PBO) is determined as follows:

To determine the Company's total liability, we used computer software to develop a mathematical simulation model using the data for each individual employee.

This model considered months as discrete time; i.e., the Company determined the age of each person and his/her salary on a monthly basis according to the growth rate. Thus, information on each person was simulated from the beginning of his/her employment contract or when he/she started earning benefits up to the month in which he/she reaches normal retirement age, generating in each period the possible retirement according to the Company’s turnover rate and the mortality rate according to the age reached. When he/she reaches the retirement age, the employee finishes his/her service for the Company and receives a retirement indemnity.

The methodology followed to determine the accrual for all the employees covered by agreements took account of the turnover rates and the mortality rate RV-2009 established by the
Financial Markets Commission (formerly
the Chilean Superintendence of Securities and Insurance) to calculate pension-related life insurance reserves in Chile according to the Accumulated Benefit Valuation or Accrued Cost of Benefit Method. This methodology is established in IAS 19 on Retirement Benefit Costs.

15.4	Post-employment benefit obligations

Our subsidiary SQM North America, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

Since 2003, SQM North America offers to its employees benefits related to pension plans based on the 401-K system, which do not generate obligations for the Company.

Reconciliation	12/31/2017	12/31/2016	12/31/2015

Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	8,185	7,949	7,324
Service cost	2	2	3
Interest cost	359	387	380
Actuarial loss	556	200	600
Benefits paid	(347)	(353)	(358)
Benefit obligation at the end of the year	8,755	8,185	7,949

	12/31/2017	12/31/2016	12/31/2015
Changes in the plan assets:	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	7,404	7,464	7,967
Actual return (loss) in plan assets	1,694	293	(145)
Benefits paid	(347)	(353)	(358)
Fair value of plan assets at the end of the year	8,751	7,404	7,464
Financing status	(4)	(781)	(485)
Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(3,432)	(3,165)	(1,903)
Amortization during the year	219	184	68
Net estimated gain or loss occurred during the year	599	(451)	(1,330)
Adjustment to recognize the minimum pension obligation	(2,614)	(3,432)	(3,165)

The net periodic pension expense was composed of the following components for the years ended December 31, 2017, 2016 and 2015:

Reconciliation	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	2	2	3
Interest cost in benefit obligation	359	387	380
Actual return in plan assets	1,694	293	(145)
Amortization of prior year losses	219	184	68
Net gain during the year	599	610	728
Net periodic pension expense	41	29	(133)

15.5
Staff severance indemnities

As of December 31, 2017 , 2016 and 2015, severance indemnities calculated at the actuarial value are as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS
Opening balance	(22,532)	(21,995)	(30,952)
Current cost of service	(934)	(1,333)	(898)
Interest cost	(1,488)	(1,407)	(1,588)
Actuarial gain/loss	(1,144)	(2,253)	1,242
Exchange rate difference	(2,284)	(1,215)	3,582
Benefits paid during the year	937	5,671	6,619
Balance	(27,445)	(22,532)	(21,995)

a)       Actuarial assumptions

The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

	12/31/2017	12/31/2016	12/31/2015

Mortality rate	RV - 2014	RV - 2009	RV - 2009
Actual annual interest rate	5.114%	4.522%	4.89%
Voluntary retirement rate:
Men	6.49%	7.16%	7.16%	annual
Women	6.49%	7.16%	7.16%	annual
Salary increase	3.00%	3.60%	3.60%	annual
Retirement age:
Men	65	65	65	years
Women	60	60	60	years

b)	Sensitivity analysis of assumptions

As of December 31, 2017 and December 31, 2016, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis 12/31/2017	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,991)	2,436
Employee turnover rate	(252)	281

Sensitivity analysis 12/31/2016	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,576)	1,773
Employee turnover rate	(207)	231

Sensitivity relates to an increase/decrease of 100 basis points.